Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Class A C S I N R T Shares | Janus Henderson Triton Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Janus Henderson Triton Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Henderson Triton Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 102 of the Fund’s Prospectus and in the “Purchases” section on page 77 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.86% for at least a one-year period commencing on January 26, 2024. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 102 of the Fund’s Prospectus and in the “Purchases” section on page 77 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operating Expenses thereafter. Class C Shares automatically convert to Class A Shares after eight years. The Example for Class C Shares for the ten-year period reflects the conversion to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing at least 50% of its equity assets in small- and medium-sized companies. The Fund may also invest in larger companies with strong growth potential. Small- and medium-sized companies are defined by portfolio management as those companies whose market capitalization falls within the range of companies in the Russell 2500tm Growth Index at the time of initial purchase. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of September 30, 2023, they ranged from approximately $3 million to $16.75 billion. The Fund may invest in shares of companies through initial public offerings and secondary offerings.Portfolio management applies a “bottom up” approach in choosing investments. In other words, portfolio management looksat companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. Factors that portfolio management may consider in its fundamental analysis include a company’s valuation, operating margins, or returns on capital. Portfolio management will generally consider selling a position when, among other things, there is a deterioration in a company’s competitive position or financials, a company reaches or exceeds its targeted value, or if a company’s market capitalization exceeds the top of the small- and medium-sized range.The Fund may also invest in foreign securities, which may include investments in emerging markets.The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Risk [Heading]	rr_RiskHeading	Principal investment risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009. Class N Shares of the Fund commenced operations on May 31, 2012.•The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.•The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.•The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.•The performance shown for Class N Shares for periods prior to May 31, 2012, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.If Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund had been available during periods prior to July 6, 2009, or Class N Shares of the Fund had been available during periods prior to May 31, 2012, the performance shown for each respective share class may have been different. The performance shown for the periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class N Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index, as well as to one or more supplemental indices that have investment characteristics similar to those of the Fund. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available atjanushenderson.com/performance or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index, as well as to one or more supplemental indices that have investment characteristics similar to those of the Fund. All figures assume reinvestment of dividends and distributions.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index, as well as to one or more supplemental indices that have investment characteristics similar to those of the Fund. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janushenderson.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class T Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter:2nd Quarter 202029.43%Worst Quarter:1st Quarter 2020– 27.86%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/23)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The one year return is calculated to include the contingent deferred sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s primary benchmark index is the Russell 2500 Growth Index. The Fund also compares its performance to the Russell 2000 Growth Index. The indices are described below.•The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.•The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available atjanushenderson.com/performance or by calling 1-877-335-2687.
Class A C S I N R T Shares | Janus Henderson Triton Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Class A C S I N R T Shares | Janus Henderson Triton Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class A C S I N R T Shares | Janus Henderson Triton Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The value of the Fund’s portfolio may decrease due to short-term market movements and over more prolonged market downturns. As a result, the Fund’s net asset value may fluctuate and it may be more difficult to value or sell the Fund’s holdings. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as terrorism, conflicts, including related sanctions, social unrest, natural disasters, epidemics and pandemics, including COVID-19) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.
Class A C S I N R T Shares | Janus Henderson Triton Fund | Portfolio Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies and research process employed for the Fund may fail to produce the intended results. Accordingly,the Fund may underperform its benchmark index or other mutual funds with similar investment objectives.
Class A C S I N R T Shares | Janus Henderson Triton Fund | Small- and Mid-Sized Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small- and Mid-Sized Companies Risk. Investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, small- and mid-sized companies may suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have a significant adverse effect on the Fund’s returns, especially as market conditions change.
Class A C S I N R T Shares | Janus Henderson Triton Fund | Growth Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If portfolio management’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from other types of securities and the market as a whole.
Class A C S I N R T Shares | Janus Henderson Triton Fund | Industry and Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Industry and Sector Risk. Although the Fund does not concentrate its investments in specific industries, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Companies in the same industry or economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. In addition, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors.
Class A C S I N R T Shares | Janus Henderson Triton Fund | Initial Public Offering and Secondary Offering Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Initial Public Offering and Secondary Offering Risk. Initial public offerings (“IPOs”) and secondary offering shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading, and limited information about the issuer. Therefore, the Fund may hold IPO and secondary offering shares for a very short period of time. This may increase the portfolio turnover rate of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. There can be no assurance that the Fund will identify favorable IPO and secondary offering investment opportunities.
Class A C S I N R T Shares | Janus Henderson Triton Fund | Foreign Exposure Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Exposure Risk. Foreign markets, including emerging markets, can be more volatile than the U.S. market. As a result, the Fund’s returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries, if any, may involve risks greater than, or in addition to, the risks of investing in more developed countries.
Class A C S I N R T Shares | Janus Henderson Triton Fund | Securities Lending Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Securities Lending Risk. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.
Class A C S I N R T Shares | Janus Henderson Triton Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.32%	[1]
1 Year	rr_ExpenseExampleYear01	$ 702
3 Years	rr_ExpenseExampleYear03	977
5 Years	rr_ExpenseExampleYear05	1,273
10 Years	rr_ExpenseExampleYear10	2,113
1 Year	rr_ExpenseExampleNoRedemptionYear01	702
3 Years	rr_ExpenseExampleNoRedemptionYear03	977
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,273
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,113
Class A C S I N R T Shares | Janus Henderson Triton Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.77%	[1]
1 Year	rr_ExpenseExampleYear01	$ 280
3 Years	rr_ExpenseExampleYear03	557
5 Years	rr_ExpenseExampleYear05	959
10 Years	rr_ExpenseExampleYear10	1,976
1 Year	rr_ExpenseExampleNoRedemptionYear01	180
3 Years	rr_ExpenseExampleNoRedemptionYear03	557
5 Years	rr_ExpenseExampleNoRedemptionYear05	959
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,976
Class A C S I N R T Shares | Janus Henderson Triton Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.16%	[1]
1 Year	rr_ExpenseExampleYear01	$ 118
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	638
10 Years	rr_ExpenseExampleYear10	1,409
1 Year	rr_ExpenseExampleNoRedemptionYear01	118
3 Years	rr_ExpenseExampleNoRedemptionYear03	368
5 Years	rr_ExpenseExampleNoRedemptionYear05	638
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,409
Class A C S I N R T Shares | Janus Henderson Triton Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.77%	[1]
1 Year	rr_ExpenseExampleYear01	$ 79
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	428
10 Years	rr_ExpenseExampleYear10	954
1 Year	rr_ExpenseExampleNoRedemptionYear01	79
3 Years	rr_ExpenseExampleNoRedemptionYear03	246
5 Years	rr_ExpenseExampleNoRedemptionYear05	428
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 954
Class A C S I N R T Shares | Janus Henderson Triton Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.67%	[1]
1 Year	rr_ExpenseExampleYear01	$ 68
3 Years	rr_ExpenseExampleYear03	214
5 Years	rr_ExpenseExampleYear05	373
10 Years	rr_ExpenseExampleYear10	835
1 Year	rr_ExpenseExampleNoRedemptionYear01	68
3 Years	rr_ExpenseExampleNoRedemptionYear03	214
5 Years	rr_ExpenseExampleNoRedemptionYear05	373
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 835
Class A C S I N R T Shares | Janus Henderson Triton Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.41%	[1]
1 Year	rr_ExpenseExampleYear01	$ 144
3 Years	rr_ExpenseExampleYear03	446
5 Years	rr_ExpenseExampleYear05	771
10 Years	rr_ExpenseExampleYear10	1,691
1 Year	rr_ExpenseExampleNoRedemptionYear01	144
3 Years	rr_ExpenseExampleNoRedemptionYear03	446
5 Years	rr_ExpenseExampleNoRedemptionYear05	771
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,691
Class A C S I N R T Shares | Janus Henderson Triton Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.91%	[1]
1 Year	rr_ExpenseExampleYear01	$ 93
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	504
10 Years	rr_ExpenseExampleYear10	1,120
1 Year	rr_ExpenseExampleNoRedemptionYear01	93
3 Years	rr_ExpenseExampleNoRedemptionYear03	290
5 Years	rr_ExpenseExampleNoRedemptionYear05	504
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,120
2014	rr_AnnualReturn2014	9.45%
2015	rr_AnnualReturn2015	1.21%
2016	rr_AnnualReturn2016	10.42%
2017	rr_AnnualReturn2017	26.90%
2018	rr_AnnualReturn2018	(5.26%)
2019	rr_AnnualReturn2019	28.30%
2020	rr_AnnualReturn2020	28.33%
2021	rr_AnnualReturn2021	6.96%
2022	rr_AnnualReturn2022	(23.77%)
2023	rr_AnnualReturn2023	14.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.86%)
Class A C S I N R T Shares | Janus Henderson Triton Fund | Return Before Taxes | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.67%	[2]
5 Years	rr_AverageAnnualReturnYear05	7.47%	[2]
10 Years	rr_AverageAnnualReturnYear10	7.63%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	10.43%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 25, 2005	[2]
Class A C S I N R T Shares | Janus Henderson Triton Fund | Return Before Taxes | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.60%	[3]
5 Years	rr_AverageAnnualReturnYear05	8.18%	[3]
10 Years	rr_AverageAnnualReturnYear10	7.64%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	10.06%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 25, 2005	[3]
Class A C S I N R T Shares | Janus Henderson Triton Fund | Return Before Taxes | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.16%
5 Years	rr_AverageAnnualReturnYear05	8.69%
10 Years	rr_AverageAnnualReturnYear10	8.22%
Since Inception	rr_AverageAnnualReturnSinceInception	10.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 25, 2005
Class A C S I N R T Shares | Janus Henderson Triton Fund | Return Before Taxes | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.62%
5 Years	rr_AverageAnnualReturnYear05	9.13%
10 Years	rr_AverageAnnualReturnYear10	8.65%
Since Inception	rr_AverageAnnualReturnSinceInception	11.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 25, 2005
Class A C S I N R T Shares | Janus Henderson Triton Fund | Return Before Taxes | Class N
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.78%
5 Years	rr_AverageAnnualReturnYear05	9.24%
10 Years	rr_AverageAnnualReturnYear10	8.76%
Since Inception	rr_AverageAnnualReturnSinceInception	11.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 25, 2005
Class A C S I N R T Shares | Janus Henderson Triton Fund | Return Before Taxes | Class R
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.85%
5 Years	rr_AverageAnnualReturnYear05	8.42%
10 Years	rr_AverageAnnualReturnYear10	7.95%
Since Inception	rr_AverageAnnualReturnSinceInception	10.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 25, 2005
Class A C S I N R T Shares | Janus Henderson Triton Fund | Return Before Taxes | Class T
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.46%
5 Years	rr_AverageAnnualReturnYear05	8.97%
10 Years	rr_AverageAnnualReturnYear10	8.49%
Since Inception	rr_AverageAnnualReturnSinceInception	10.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 25, 2005
Class A C S I N R T Shares | Janus Henderson Triton Fund | Return After Taxes on Distributions | Class T
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.48%
5 Years	rr_AverageAnnualReturnYear05	6.85%
10 Years	rr_AverageAnnualReturnYear10	6.60%
Since Inception	rr_AverageAnnualReturnSinceInception	9.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 25, 2005
Class A C S I N R T Shares | Janus Henderson Triton Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class T
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.79%	[4]
5 Years	rr_AverageAnnualReturnYear05	7.02%	[4]
10 Years	rr_AverageAnnualReturnYear10	6.58%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	9.15%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 25, 2005	[4]
Class A C S I N R T Shares | Janus Henderson Triton Fund | Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.93%
5 Years	rr_AverageAnnualReturnYear05	11.43%
10 Years	rr_AverageAnnualReturnYear10	8.78%
Since Inception	rr_AverageAnnualReturnSinceInception	9.32%
Class A C S I N R T Shares | Janus Henderson Triton Fund | Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.93%
5 Years	rr_AverageAnnualReturnYear05	11.43%
10 Years	rr_AverageAnnualReturnYear10	8.78%
Since Inception	rr_AverageAnnualReturnSinceInception	9.32%
Class A C S I N R T Shares | Janus Henderson Triton Fund | Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.93%
5 Years	rr_AverageAnnualReturnYear05	11.43%
10 Years	rr_AverageAnnualReturnYear10	8.78%
Since Inception	rr_AverageAnnualReturnSinceInception	9.32%
Class A C S I N R T Shares | Janus Henderson Triton Fund | Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.93%
5 Years	rr_AverageAnnualReturnYear05	11.43%
10 Years	rr_AverageAnnualReturnYear10	8.78%
Since Inception	rr_AverageAnnualReturnSinceInception	9.32%
Class A C S I N R T Shares | Janus Henderson Triton Fund | Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) | Class N
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.93%
5 Years	rr_AverageAnnualReturnYear05	11.43%
10 Years	rr_AverageAnnualReturnYear10	8.78%
Since Inception	rr_AverageAnnualReturnSinceInception	9.32%
Class A C S I N R T Shares | Janus Henderson Triton Fund | Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) | Class R
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.93%
5 Years	rr_AverageAnnualReturnYear05	11.43%
10 Years	rr_AverageAnnualReturnYear10	8.78%
Since Inception	rr_AverageAnnualReturnSinceInception	9.32%
Class A C S I N R T Shares | Janus Henderson Triton Fund | Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes) | Class T
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.93%
5 Years	rr_AverageAnnualReturnYear05	11.43%
10 Years	rr_AverageAnnualReturnYear10	8.78%
Since Inception	rr_AverageAnnualReturnSinceInception	9.32%
Class A C S I N R T Shares | Janus Henderson Triton Fund | Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.66%
5 Years	rr_AverageAnnualReturnYear05	9.22%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Since Inception	rr_AverageAnnualReturnSinceInception	8.19%
Class A C S I N R T Shares | Janus Henderson Triton Fund | Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.66%
5 Years	rr_AverageAnnualReturnYear05	9.22%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Since Inception	rr_AverageAnnualReturnSinceInception	8.19%
Class A C S I N R T Shares | Janus Henderson Triton Fund | Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.66%
5 Years	rr_AverageAnnualReturnYear05	9.22%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Since Inception	rr_AverageAnnualReturnSinceInception	8.19%
Class A C S I N R T Shares | Janus Henderson Triton Fund | Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.66%
5 Years	rr_AverageAnnualReturnYear05	9.22%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Since Inception	rr_AverageAnnualReturnSinceInception	8.19%
Class A C S I N R T Shares | Janus Henderson Triton Fund | Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) | Class N
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.66%
5 Years	rr_AverageAnnualReturnYear05	9.22%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Since Inception	rr_AverageAnnualReturnSinceInception	8.19%
Class A C S I N R T Shares | Janus Henderson Triton Fund | Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) | Class R
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.66%
5 Years	rr_AverageAnnualReturnYear05	9.22%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Since Inception	rr_AverageAnnualReturnSinceInception	8.19%
Class A C S I N R T Shares | Janus Henderson Triton Fund | Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes) | Class T
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.66%
5 Years	rr_AverageAnnualReturnYear05	9.22%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Since Inception	rr_AverageAnnualReturnSinceInception	8.19%

[1]	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.86% for at least a one-year period commencing on January 26, 2024. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.
[4]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.